Matthews Emerging Markets Equity FundSeptember 30, 2025
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 93.2%
	Shares	Value
China/Hong Kong: 32.4%
Tencent Holdings, Ltd.	210,500	$17,936,621
Alibaba Group Holding, Ltd.	616,600	13,789,714
Trip.com Group, Ltd. ADR	78,274	5,886,205
DiDi Global, Inc. ADR[b]	809,659	5,036,079
Contemporary Amperex Technology Co., Ltd. A Shares	78,340	4,436,885
JD.com, Inc. Class A	223,102	3,908,861
Horizon Robotics[b]	2,650,800	3,255,190
Hong Kong Exchanges & Clearing, Ltd.	49,600	2,815,820
NetEase, Inc. ADR	18,298	2,781,113
PDD Holdings, Inc. ADR[b]	20,661	2,730,764
PetroChina Co., Ltd. H Shares	2,918,000	2,645,359
China Construction Bank Corp. H Shares	2,748,000	2,635,789
Ping An Insurance Group Co. of China, Ltd. H Shares	387,000	2,632,796
KE Holdings, Inc. ADR	132,301	2,513,719
China Merchants Bank Co., Ltd. H Shares	411,000	2,459,825
Wuliangye Yibin Co., Ltd. A Shares	143,974	2,458,442
China Overseas Property Holdings, Ltd.	3,640,000	2,357,695
Meituan Class Bb,c,d	144,500	1,930,342
Full Truck Alliance Co., Ltd. ADR	111,405	1,444,923
China International Capital Corp., Ltd. H Shares[c,d]	514,400	1,407,519
Yum China Holdings, Inc.	30,863	1,324,640
Zijin Gold International Co., Ltd.[b]	24,300	376,587
Total China/Hong Kong		86,764,888

India: 15.7%
HDFC Bank, Ltd. ADR	132,070	4,511,511
ICICI Bank, Ltd. ADR	142,616	4,311,282
Bharti Airtel, Ltd.	174,516	3,690,925
Mahindra & Mahindra, Ltd.	84,904	3,276,839
Eicher Motors, Ltd.	40,092	3,165,636
Eternal, Ltd.[b]	816,862	2,998,811
Bajaj Finance, Ltd.	255,580	2,875,654
TVS Motor Co., Ltd.	69,735	2,700,666
Max Financial Services, Ltd.[b]	136,297	2,419,262
State Bank of India	230,604	2,263,775
Shriram Finance, Ltd.	322,681	2,237,422
Bandhan Bank, Ltd.[c,d]	1,177,428	2,152,459
Marico, Ltd.	271,116	2,130,660
Reliance Industries, Ltd.	82,741	1,270,886
Tata Consumer Products, Ltd.	93,230	1,186,195
Dixon Technologies India, Ltd.[d]	5,670	1,042,138
Total India		42,234,121

Taiwan: 15.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	662,187	28,763,965
Delta Electronics, Inc.	98,000	2,760,670
Alchip Technologies, Ltd.	23,000	2,642,127
Elite Material Co., Ltd.	64,000	2,590,159
CTBC Financial Holding Co., Ltd.	1,563,000	2,204,329
Hon Hai Precision Industry Co., Ltd.	214,000	1,527,991
MediaTek, Inc.	27,000	1,170,983
Realtek Semiconductor Corp.	6,000	108,621
Total Taiwan		41,768,845

South Korea: 15.1%
Samsung Electronics Co., Ltd.	170,322	10,210,860

	Shares	Value
Macquarie Korea Infrastructure Fund	524,286	$4,302,056
SK Hynix, Inc.	14,017	3,474,786
Hanwha Aerospace Co., Ltd.	4,020	3,179,158
NAVER Corp.	15,852	3,041,787
HD Hyundai Electric Co., Ltd.	7,000	2,911,560
Hana Financial Group, Inc.	43,788	2,722,517
Korea Investment Holdings Co., Ltd.	25,561	2,643,596
SK Telecom Co., Ltd.	54,035	2,094,679
KB Financial Group, Inc.	20,520	1,693,637
Coupang, Inc.[b]	50,008	1,610,258
Hyundai Rotem Co., Ltd.	8,705	1,360,773
Samsung Biologics Co., Ltd.[b,c,d]	1,588	1,131,685
Total South Korea		40,377,352

Brazil: 5.9%
Itau Unibanco Holding SA ADR	740,998	5,438,925
XP, Inc. A Shares	217,873	4,093,834
B3 SA - Brasil Bolsa Balcao	1,049,500	2,642,360
MercadoLibre, Inc.[b]	1,104	2,579,982
Rumo SA	385,700	1,157,335
Total Brazil		15,912,436

South Africa: 2.3%
Naspers, Ltd. N Shares	9,527	3,461,842
Shoprite Holdings, Ltd.	167,789	2,662,181
Total South Africa		6,124,023

Mexico: 2.0%
Grupo Financiero Banorte SAB de CV Class O	314,400	3,167,091
Fomento Economico Mexicano SAB de CV ADR	23,454	2,313,268
Total Mexico		5,480,359

Chile: 1.2%
Antofagasta PLC	84,157	3,129,792
Total Chile		3,129,792

Philippines: 1.1%
Bank of the Philippine Islands	1,497,886	2,959,740
Total Philippines		2,959,740

Singapore: 1.1%
Singapore Telecommunications, Ltd.	887,335	2,836,870
Total Singapore		2,836,870

Thailand: 0.8%
Bangkok Dusit Medical Services Public Co., Ltd. F Shares	3,155,200	1,993,320
CP ALL Public Co., Ltd.	111,600	162,663
Total Thailand		2,155,983

Vietnam: 0.0%
Military Commercial Joint Stock Bank	39,470	39,118
Total Vietnam		39,118
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Matthews Emerging Markets Equity FundSeptember 30, 2025
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

Russia: 0.0%
Sberbank of Russia PJSC[e]	128,308	$1,548
Total Russia		1,548

TOTAL COMMON EQUITIES		249,785,075
(Cost $197,545,318)
PREFERRED EQUITIES: 0.0%
India: 0.0%
TVS Motor Co., Ltd., Pfd.[b,e]	278,940	32,987
Total India		32,987

TOTAL PREFERRED EQUITIES		32,987
(Cost $0)

Total Investments: 93.2%		249,818,062
(Cost $197,545,318)
CASH AND OTHER ASSETS, LESS LIABILITIES: 6.8%		18,243,083
Net Assets: 100.0%		$268,061,145

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Non-income producing security.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
September 30, 2025, the aggregate value is $6,622,005, which is 2.47% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $34,535 and 0.01% of net assets.
ADR	American Depositary Receipt
Pfd.	Preferred
PJSC	Public Joint Stock Co.
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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